Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2020
T18-QTLY-1220
1.9880051.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 3.6%
AT&T, Inc.	184,442	$ 4,983,623
Cogent Communications Holdings, Inc.	38,679	2,158,288
Verizon Communications, Inc.	100,562	5,731,029
		12,872,940
Interactive Media & Services – 4.0%
Alphabet, Inc. Class A (a)	8,918	14,412,469
Media – 1.6%
Cable One, Inc.	1,705	2,952,821
Omnicom Group, Inc.	58,744	2,772,717
		5,725,538
Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc. (a)	34,730	3,805,366
TOTAL COMMUNICATION SERVICES		36,816,313
CONSUMER DISCRETIONARY – 12.9%
Distributors – 0.9%
Pool Corp.	8,701	3,043,871
Diversified Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	22,579	3,568,611
Hotels, Restaurants & Leisure – 3.3%
Domino's Pizza, Inc.	7,349	2,780,274
McDonald's Corp.	22,006	4,687,278
Starbucks Corp.	49,410	4,296,693
		11,764,245
Multiline Retail – 2.1%
Dollar General Corp.	16,992	3,546,400
Target Corp.	26,814	4,081,627
		7,628,027
Specialty Retail – 4.2%
AutoZone, Inc. (a)	2,566	2,896,963
Ross Stores, Inc.	35,262	3,003,265
The Home Depot, Inc.	22,613	6,031,113
The TJX Cos., Inc.	64,655	3,284,474
		15,215,815
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	41,426	4,974,434
TOTAL CONSUMER DISCRETIONARY		46,195,003
CONSUMER STAPLES – 6.5%
Beverages – 1.9%
PepsiCo, Inc.	25,669	3,421,421
The Coca-Cola Co.	72,230	3,471,374
		6,892,795
Food & Staples Retailing – 1.0%
Walmart, Inc.	26,476	3,673,545
Food Products – 1.2%
Hormel Foods Corp. (b)	28,372	1,381,433
McCormick & Co., Inc. (non-vtg.)	7,899	1,425,848

	Shares	Value

The Hershey Co.	10,661	$ 1,465,461
		4,272,742
Household Products – 2.4%
Kimberly-Clark Corp.	12,187	1,615,874
The Clorox Co.	6,899	1,429,818
The Procter & Gamble Co.	38,611	5,293,568
		8,339,260
TOTAL CONSUMER STAPLES		23,178,342
ENERGY – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Cabot Oil & Gas Corp.	34,521	614,129
Chevron Corp.	28,589	1,986,935
Exxon Mobil Corp.	62,985	2,054,571
Kinder Morgan, Inc.	64,143	763,302
Phillips 66	14,813	691,174
Valero Energy Corp.	16,266	628,030
TOTAL ENERGY		6,738,141
FINANCIALS – 9.6%
Capital Markets – 2.8%
CME Group, Inc.	18,662	2,812,737
FactSet Research Systems, Inc.	7,158	2,193,927
Intercontinental Exchange, Inc.	30,742	2,902,045
Nasdaq, Inc.	19,496	2,358,821
		10,267,530
Insurance – 6.8%
Aflac, Inc.	75,402	2,559,898
Aon PLC Class A	14,829	2,728,684
Arthur J Gallagher & Co.	24,695	2,561,118
Brown & Brown, Inc.	54,766	2,382,869
Chubb Ltd.	24,022	3,120,698
Marsh & McLennan Cos., Inc.	25,944	2,684,166
The Progressive Corp.	33,321	3,062,200
The Travelers Cos., Inc.	23,816	2,874,829
WR Berkley Corp.	39,805	2,393,077
		24,367,539
TOTAL FINANCIALS		34,635,069
HEALTH CARE – 14.5%
Biotechnology – 0.7%
Biogen, Inc. (a)	10,443	2,632,367
Health Care Equipment & Supplies – 3.2%
Danaher Corp.	18,878	4,333,256
Medtronic PLC	40,179	4,040,802
ResMed, Inc.	15,194	2,916,337
		11,290,395
Health Care Providers & Services – 2.4%
Cigna Corp.	18,007	3,006,629
UnitedHealth Group, Inc.	18,632	5,685,368
		8,691,997

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Technology – 0.7%
Cerner Corp.	37,448	$ 2,624,730
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	10,315	4,880,233
Pharmaceuticals – 6.1%
Eli Lilly & Co.	25,346	3,306,639
Johnson & Johnson	46,857	6,424,563
Merck & Co., Inc.	58,747	4,418,362
Pfizer, Inc.	126,863	4,501,099
Zoetis, Inc.	20,243	3,209,528
		21,860,191
TOTAL HEALTH CARE		51,979,913
INDUSTRIALS – 8.3%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	7,734	2,707,906
Northrop Grumman Corp.	7,454	2,160,318
		4,868,224
Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	20,928	1,850,663
Expeditors International of Washington, Inc.	23,735	2,097,462
		3,948,125
Commercial Services & Supplies – 1.8%
Republic Services, Inc.	23,408	2,063,884
Rollins, Inc.	35,991	2,082,079
Waste Management, Inc.	21,223	2,290,174
		6,436,137
Industrial Conglomerates – 1.8%
3M Co.	18,527	2,963,579
Honeywell International, Inc.	20,271	3,343,701
		6,307,280
Machinery – 1.2%
Graco, Inc.	35,962	2,226,048
The Toro Co.	27,015	2,217,931
		4,443,979
Professional Services – 1.0%
Exponent, Inc.	22,895	1,593,263
Verisk Analytics, Inc.	11,610	2,066,232
		3,659,495
TOTAL INDUSTRIALS		29,663,240
INFORMATION TECHNOLOGY – 26.8%
IT Services – 13.3%
Accenture PLC Class A	22,711	4,926,243
Akamai Technologies, Inc. (a)	34,184	3,251,582
Amdocs Ltd.	58,532	3,300,034
Automatic Data Processing, Inc.	30,847	4,872,592
Fidelity National Information Services, Inc.	31,200	3,887,208

	Shares	Value

Fiserv, Inc. (a)	41,007	$ 3,914,938
Jack Henry & Associates, Inc.	20,218	2,997,319
Mastercard, Inc. Class A	21,005	6,062,883
Paychex, Inc.	52,298	4,301,510
VeriSign, Inc. (a)	17,830	3,400,181
Visa, Inc. Class A	37,453	6,805,585
		47,720,075
Semiconductors & Semiconductor Equipment – 1.5%
Intel Corp.	122,067	5,405,127
Software – 12.0%
Adobe, Inc. (a)	13,226	5,913,344
Check Point Software Technologies Ltd. (a)	29,803	3,384,429
Citrix Systems, Inc.	26,396	2,989,875
Intuit, Inc.	14,338	4,511,882
Microsoft Corp.	104,921	21,243,355
Oracle Corp.	88,098	4,943,179
		42,986,064
TOTAL INFORMATION TECHNOLOGY		96,111,266
MATERIALS – 2.6%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	4,941	1,364,902
Balchem Corp.	6,928	692,453
Ecolab, Inc.	6,328	1,161,757
Linde PLC (a)	8,846	1,949,128
		5,168,240
Construction Materials – 0.3%
Vulcan Materials Co.	6,833	989,692
Containers & Packaging – 0.9%
AptarGroup, Inc.	6,428	733,371
Ball Corp.	12,786	1,137,954
Silgan Holdings, Inc.	18,462	636,016
Sonoco Products Co.	13,851	677,175
		3,184,516
TOTAL MATERIALS		9,342,448
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Agree Realty Corp.	7,728	479,677
American Tower Corp.	7,074	1,624,544
CoreSite Realty Corp.	4,294	512,532
Crown Castle International Corp.	7,825	1,222,265
CubeSmart	18,887	640,836
Digital Realty Trust, Inc.	6,221	897,690
Equinix, Inc.	1,643	1,201,427
Equity Commonwealth	17,017	449,589
Equity Lifestyle Properties, Inc.	9,350	553,426
Essex Property Trust, Inc.	2,964	606,405
Extra Space Storage, Inc.	6,299	730,369
Life Storage, Inc.	5,398	616,182
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Mid-America Apartment Communities, Inc.	5,494	$ 640,765
Public Storage	4,226	968,050
UDR, Inc.	17,094	534,017
TOTAL REAL ESTATE		11,677,774
UTILITIES – 3.1%
Electric Utilities – 1.7%
Duke Energy Corp.	16,833	1,550,488
Eversource Energy	11,812	1,030,833
NextEra Energy, Inc.	32,696	2,393,674
Xcel Energy, Inc.	16,042	1,123,421
		6,098,416
Multi-Utilities – 1.1%
Ameren Corp.	11,449	928,743
CMS Energy Corp.	14,589	923,921
Consolidated Edison, Inc.	13,297	1,043,682
WEC Energy Group, Inc.	11,154	1,121,535
		4,017,881
Water Utilities – 0.3%
American Water Works Co., Inc.	6,839	1,029,338
TOTAL UTILITIES		11,145,635
TOTAL COMMON STOCKS (Cost $358,036,616)		357,483,144
Money Market Funds – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (c)	836,378	$ 836,546
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	4,600	4,600
TOTAL MONEY MARKET FUNDS (Cost $841,147)		841,146
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $358,877,763)		358,324,290
NET OTHER ASSETS (LIABILITIES) (e) – 0.1%		310,723
NET ASSETS – 100.0%		$ 358,635,013

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $78,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	3	December 2020	$ 489,705	$ (21,837)	$ (21,837)
CME Micro E-mini S&P 500 Index Future Contracts	35	December 2020	571,323	(20,935)	(20,935)
Total Equity Index Contracts					$ (42,772)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$223
Fidelity Securities Lending Cash Central Fund	523
Total	$746
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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